As filed with the Securities and Exchange Commission on July 13, 2018

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 48	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On August 14, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until August 14, 2018, the effectiveness of Post-Effective Amendment No. 17 to the Registration Statement as it relates to The Multi Asset Fund which was filed pursuant to Rule 485(a) under the Securities Act on February 2, 2018 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the 1933 Act, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Edinburgh, Scotland on the 13th day of July, 2018.

BAILLIE GIFFORD FUNDS

By:	/s/ David W. Salter
Name:	David W. Salter
Title:	President

Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Howard W. Chin*	Trustee	July 13, 2018
Howard W. Chin

/s/ Pamela M. J. Cox*	Trustee	July 13, 2018
Pamela M. J. Cox

/s/ Bruce C. Long*	Trustee	July 13, 2018
Bruce C. Long

/s/ Robert E. Rigsby*	Trustee	July 13, 2018
Robert E. Rigsby

/s/ David W. Salter	Trustee & President (Principal Executive Officer)	July 13, 2018
David W. Salter

/s/ Lindsay Cockburn	Treasurer (Principal Financial and Accounting Officer)	July 13, 2018
Lindsay Cockburn

*By:	/s/ David W. Salter
David W. Salter**
Date: July 13, 2018

**               Attorney-in-Fact pursuant to a Power of Attorney executed on March 15, 2018 and filed as an exhibit to Post-Effective Amendment No. 19 to the Registration Statement of the Trust on Form N-1A filed on April 30, 2018.